UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

QRAFT AI-Enhanced U.S. High Dividend ETF

Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2020

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.qraftaietf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject a Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

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QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2020 (Unaudited)

Dear QRFT Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT” or the “Fund”). The information presented in this report relates to the operations of QRFT for the fiscal period ended April 30, 2020.

The Fund is an actively managed exchange-traded fund which aims to provide investors with long-term capital appreciation by utilizing a proprietary artificial intelligence system to select large-capitalization U.S. stocks to be held in the portfolio. The Fund seeks to hold stocks with exposure to five main factors affecting the U.S. stock market, namely, quality, size, valuation, momentum, and low risk. The Fund’s sub-adviser, Qraft Technologies, (the “Sub Adviser”), utilizes proprietary artificial intelligence (AI) technology to continuously learn the correlation of factor returns with various macroeconomic and valuation conditions to create optimal portfolio factor weights.

Since the inception of the Fund (May 20, 2019) to April 30, 2020, the Fund’s market price increased 12.96%, and the net asset value increased 12.84%, while the broad market equity index, the S&P 500 Index returned 4.43%.

The largest positive contributors to the return of the Fund for the fiscal period were Amazon.com, Inc. (AMZN), Microsoft Corporation (MSFT) and Facebook, Inc. (FB). The largest negative contributors were Ulta Beauty, Inc. (ULTA), Sysco Corporation (SYY) and United Airlines Holdings, Inc. (UAL).

The Fund began trading on May 21, 2019, with outstanding shares of 125,001 as of April 30, 2020.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2020 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2020	Expense Ratio*
			Gross	Net
Qraft AI-Enhanced U.S. Large Cap ETF (Net Asset Value)	5/20/2019	12.84%	0.75%	0.75%
Qraft AI-Enhanced U.S. Large Cap ETF (Market Price)		12.96%
S&P 500 Index		4.43%

*    Reflects the expense ratio as reported in the Prospectus dated May 10, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2020 (Unaudited)

Dear AMOM Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM” or the “Fund”). The information presented in this report relates to the operations of AMOM for the fiscal period ended April 30, 2020.

The Fund is an actively managed exchange-traded fund which aims to provide investors with long-term capital appreciation by utilizing a proprietary artificial intelligence system to select large-capitalization U.S. stocks. The Fund seeks to hold stocks with exposure to the momentum factor. The Fund’s sub-adviser, Qraft Technologies, (the “Sub Adviser”), utilizes proprietary artificial intelligence (AI) technology to determine how a company’s momentum over a certain period would change and/or affect the company’s performance over time and recommends a weighting of such company based on its potential for maximum return as compared to other companies.

Since the inception of the Fund (May 20, 2019) to April 30, 2020, the Fund’s market price increased 10.16%, and the net asset value increased 9.99%, while the broad market equity index, the S&P 500 Index returned 4.43%.

The largest positive contributors to the return of the Fund for the fiscal period were Microsoft Corporation (MSFT), Advance Micro Devices, Inc. (AMD) and Amarin Corporation PLC-ADR (AMRN). The largest negative contributors were Allegion PLC (ALLE), Booking Holdings, Inc. (BKNG) and Sysco Corporation (SYY).

The Fund began trading on May 21, 2019, with outstanding shares of 100,001 as of April 30, 2020.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2020 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2020	Expense Ratio*
			Gross	Net
Qraft AI-Enhanced U.S. Large Cap Momentum ETF (Net Asset Value)	5/20/2019	9.99%	0.75%	0.75%
Qraft AI-Enhanced U.S. Large Cap Momentum ETF (Market Price)		10.16%
S&P 500 Index		4.43%

*    Reflects the expense ratio as reported in the Prospectus dated May 10, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. High Dividend ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2020 (Unaudited)

Dear HDIV Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. High Dividend Strategy ETF (“HDIV” or the “Fund”). The information presented in this report relates to the operations of HDIV for the fiscal period ended April 30, 2020.

The Fund is an actively managed exchange-traded fund which aims to provide investors with long-term capital appreciation by utilizing a proprietary artificial intelligence system to select large and mid-capitalization U.S. stocks with the greatest potential to offer the highest dividend. The Fund seeks to hold stocks with exposure to five main factors affecting the U.S. stock market, namely, quality, size, valuation, momentum, and low risk. The Fund’s sub-adviser, Qraft Technologies, (the “Sub Adviser”), utilizes artificial intelligence to pick stocks that have the potential to provide investors with not only regular dividend income but also capital appreciation.

Since the inception of the Fund (February 26, 2020) to April 30, 2020, the Fund’s market price decreased 10.29%, and the net asset value decreased 10.53%, while the broad market equity index, the S&P 500 Index returned 4.43%.

The largest positive contributors to the return of the Fund for the fiscal period were Walmart, Inc. (WMT), Pfizer, Inc. (PFE) and Exxon Mobil Corporation (XOM). The largest negative contributors were AT&T, Inc. (T), General Electric Company (GE) and Home Depot, Inc. (HD).

The Fund began trading on February 27, 2020, with outstanding shares of 125,000 as of April 30, 2020.

We appreciate your investment in the QRAFT AI-Enhanced U.S. High Dividend Strategy ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. High Dividend ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2020 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2020	Expense Ratio*
			Gross	Net
Qraft AI-Enhanced U.S. High Dividend ETF (Net Asset Value)	2/26/2020	-10.53%	0.75%	0.75%
Qraft AI-Enhanced U.S. High Dividend ETF (Market Price)		-10.29%
S&P 500 Index		-6.23%

*    Reflects the expense ratio as reported in the Prospectus dated February 24, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	April 30, 2020
Number of Shares		Value
COMMON STOCKS — 99.6%
	COMMUNICATION SERVICES — 9.3%
35	Activision Blizzard, Inc.	$2,231
71	Alphabet, Inc. - Class A*	95,616
66	AT&T, Inc.	2,011
9	BCE, Inc.	364
2	Cable One, Inc.	3,826
42	Comcast Corp. - Class A	1,580
199	Discovery, Inc. - Class A*	4,462
112	Electronic Arts, Inc.*	12,797
608	Facebook, Inc. - Class A*	124,464
27	Fox Corp. - Class A	698
32	IAC/interactivecorp*	7,151
75	Live Nation Entertainment, Inc.*	3,365
126	Match Group, Inc.*	9,697
194	Pinterest, Inc. - Class A*	4,008
41	Roku, Inc.*	4,970
1,541	Sirius XM Holdings, Inc.	9,107
43	Take-Two Interactive Software, Inc.*	5,205
50	T-Mobile US, Inc.*	4,390
28	Twitter, Inc.*	803
186	Verizon Communications, Inc.	10,686
59	Zillow Group, Inc. - Class A*	2,569
267	Zynga, Inc. - Class A*	2,013
		312,013
	CONSUMER DISCRETIONARY — 17.1%
7	Advance Auto Parts, Inc.	846
106	Amazon.com, Inc.*	262,244
12	AutoZone, Inc.*	12,244
127	Best Buy Co., Inc.	9,745
20	Booking Holdings, Inc.*	29,611
30	Burlington Stores, Inc.*	5,481
24	Carnival Corp.	382
34	Darden Restaurants, Inc.	2,509
80	Dollar Tree, Inc.*	6,374
116	DR Horton, Inc.	5,477
299	eBay, Inc.	11,909
73	Garmin Ltd.	5,925
56	Genuine Parts Co.	4,440
51	Hasbro, Inc.	3,683
230	Home Depot, Inc.	50,561
79	Las Vegas Sands Corp.	3,794
163	Lowe’s Cos., Inc.	17,074
64	Lululemon Athletica, Inc.*	14,303
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
12	Magna International, Inc.	$468
2	NVR, Inc.*	6,200
37	O’Reilly Automotive, Inc.*	14,295
12	Pool Corp.	2,540
39	PulteGroup, Inc.	1,102
178	Ross Stores, Inc.	16,262
69	Starbucks Corp.	5,294
245	Target Corp.	26,886
59	Tiffany & Co.	7,463
256	TJX Cos., Inc.	12,557
45	Tractor Supply Co.	4,564
22	Ulta Beauty, Inc.*	4,794
195	VF Corp.	11,329
119	Yum China Holdings, Inc.	5,767
102	Yum! Brands, Inc.	8,816
		574,939
	CONSUMER STAPLES — 10.6%
86	Church & Dwight Co., Inc.	6,019
48	Clorox Co.	8,949
39	Coca-Cola Co.	1,790
172	Coca-Cola European Partners PLC	6,818
423	Colgate-Palmolive Co.	29,724
94	Costco Wholesale Corp.	28,482
178	Estee Lauder Cos., Inc. - Class A	31,399
6	General Mills, Inc.	359
101	Hershey Co.	13,376
73	Kimberly-Clark Corp.	10,109
296	Kroger Co.	9,357
55	Lamb Weston Holdings, Inc.	3,375
13	Mondelez International, Inc. - Class A	669
207	Monster Beverage Corp.*	12,795
296	PepsiCo, Inc.	39,158
147	Philip Morris International, Inc.	10,966
438	Procter & Gamble Co.	51,627
252	Sysco Corp.	14,180
84	Walgreens Boots Alliance, Inc.	3,636
604	Walmart, Inc.	73,416
		356,204
	ENERGY — 1.0%
23	Baker Hughes Co.	321
126	Cabot Oil & Gas Corp.	2,724
49	Canadian Natural Resources Ltd.	821

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2020
Number of Shares		Value
COMMON STOCKS (Continued)
	ENERGY (Continued)
85	Chevron Corp.	$7,820
39	ConocoPhillips	1,642
219	EOG Resources, Inc.	10,405
39	Exxon Mobil Corp.	1,812
11	Hess Corp.	535
64	Magellan Midstream Partners LP	2,632
53	Pioneer Natural Resources Co.	4,734
10	TC Energy Corp.	464
15	Valero Energy Corp.	950
		34,860
	FINANCIALS — 2.7%
3	Allstate Corp.	305
7	American Express Co.	639
63	Apollo Global Management, Inc.	2,551
15	Arch Capital Group Ltd.*	360
81	Bank of America Corp.	1,948
7	Bank of Montreal	356
13	Bank of Nova Scotia	522
74	Blackstone Group, Inc. - Class A	3,866
31	Brown & Brown, Inc.	1,113
5	Canadian Imperial Bank of Commerce	297
4	Chubb Ltd.	432
19	Citigroup, Inc.	923
15	Erie Indemnity Co. - Class A	2,671
19	FactSet Research Systems, Inc.	5,225
3	Goldman Sachs Group, Inc.	550
138	JPMorgan Chase & Co.	13,215
6	M&T Bank Corp.	672
101	Manulife Financial Corp.	1,272
17	MarketAxess Holdings, Inc.	7,735
5	Marsh & McLennan Cos., Inc.	487
33	Moody’s Corp.	8,049
15	Morgan Stanley	591
38	MSCI, Inc.	12,426
4	PNC Financial Services Group, Inc.	427
15	Royal Bank of Canada	924
52	S&P Global, Inc.	15,230
43	SEI Investments Co.	2,191
16	T. Rowe Price Group, Inc.	1,850
19	Toronto-Dominion Bank	794
12	Truist Financial Corp.	448
38	Wells Fargo & Co.	1,104
		89,173
Number of Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE — 13.2%
120	Abbott Laboratories	$11,051
140	AbbVie, Inc.	11,508
14	ABIOMED, Inc.*	2,678
44	ACADIA Pharmaceuticals, Inc.*	2,126
105	Agilent Technologies, Inc.	8,049
83	Alexion Pharmaceuticals, Inc.*	8,920
38	Align Technology, Inc.*	8,164
7	AmerisourceBergen Corp.	628
56	Amgen, Inc.	13,396
9	Anthem, Inc.	2,527
30	Baxter International, Inc.	2,663
2	Becton, Dickinson and Co.	505
16	Biogen, Inc.*	4,749
63	BioMarin Pharmaceutical, Inc.*	5,797
11	Bio-Techne Corp.	2,475
82	Boston Scientific Corp.*	3,073
132	Bristol-Myers Squibb Co.	8,027
41	Catalent, Inc.*	2,835
15	Centene Corp.*	999
154	Cerner Corp.	10,686
5	Chemed Corp.	2,083
17	Cooper Cos., Inc.	4,874
6	Danaher Corp.	981
83	DENTSPLY SIRONA, Inc.	3,523
41	DexCom, Inc.*	13,743
101	Edwards Lifesciences Corp.*	21,968
105	Elanco Animal Health, Inc.*	2,595
53	Eli Lilly and Co.	8,196
50	Exact Sciences Corp.*	3,949
120	Gilead Sciences, Inc.	10,080
27	Guardant Health, Inc.*	2,078
55	Henry Schein, Inc.*	3,001
19	Hill-Rom Holdings, Inc.	2,137
92	Hologic, Inc.*	4,609
12	Humana, Inc.	4,582
39	IDEXX Laboratories, Inc.*	10,826
9	Illumina, Inc.*	2,871
105	Incyte Corp.*	10,254
28	Insulet Corp.*	5,592
7	Intuitive Surgical, Inc.*	3,576
273	Johnson & Johnson	40,961
16	Masimo Corp.*	3,423
8	McKesson Corp.	1,130

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2020
Number of Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
263	Merck & Co., Inc.	$20,866
12	Mettler-Toledo International, Inc.*	8,639
17	Molina Healthcare, Inc.*	2,787
145	Mylan N.V.*	2,432
26	Neurocrine Biosciences, Inc.*	2,552
28	Novocure Ltd.*	1,842
32	PerkinElmer, Inc.	2,897
38	Perrigo Co. PLC	2,025
64	QIAGEN N.V.*	2,668
39	Quest Diagnostics, Inc.	4,294
66	ResMed, Inc.	10,251
77	Seattle Genetics, Inc.*	10,567
39	STERIS PLC	5,558
25	Stryker Corp.	4,661
20	Teladoc Health, Inc.*	3,292
13	Teleflex, Inc.	4,360
4	Thermo Fisher Scientific, Inc.	1,339
90	UnitedHealth Group, Inc.	26,322
34	Varian Medical Systems, Inc.*	3,889
50	Veeva Systems, Inc. - Class A*	9,540
46	Vertex Pharmaceuticals, Inc.*	11,555
24	Waters Corp.*	4,488
34	West Pharmaceutical Services, Inc.	6,435
80	Zoetis, Inc.	10,345
		441,492
	INDUSTRIALS — 6.5%
54	3M Co.	8,204
46	Allegion PLC	4,625
52	C.H. Robinson Worldwide, Inc.	3,687
7	Canadian National Railway Co.	580
1	Canadian Pacific Railway Ltd.	227
18	Carlisle Cos., Inc.	2,177
8	Carrier Global Corp.*	142
20	Caterpillar, Inc.	2,328
50	Cintas Corp.	11,091
113	Copart, Inc.*	9,052
12	CoStar Group, Inc.*	7,779
57	Cummins, Inc.	9,320
56	Dover Corp.	5,244
4	Eaton Corp. PLC	334
235	Emerson Electric Co.	13,402
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
35	Equifax, Inc.	$4,862
65	Expeditors International of Washington, Inc.	4,654
284	Fastenal Co.	10,286
28	Fortune Brands Home & Security, Inc.	1,350
3	General Dynamics Corp.	392
55	Graco, Inc.	2,456
46	HEICO Corp.	4,030
32	Honeywell International, Inc.	4,541
13	Huntington Ingalls Industries, Inc.	2,488
29	IDEX Corp.	4,455
47	IHS Markit Ltd.	3,163
68	Illinois Tool Works, Inc.	11,050
40	J.B. Hunt Transport Services, Inc.	4,045
37	Jacobs Engineering Group, Inc.	3,062
11	Kansas City Southern	1,436
15	Lennox International, Inc.	2,800
85	Lyft, Inc. - Class A*	2,791
136	Masco Corp.	5,581
20	Nordson Corp.	3,218
34	Old Dominion Freight Line, Inc.	4,940
4	Otis Worldwide Corp.*	204
12	PACCAR, Inc.	831
31	Raytheon Technologies Corp.	2,009
45	Rockwell Automation, Inc.	8,527
111	Rollins, Inc.	4,440
1	Roper Technologies, Inc.	341
5	Snap-on, Inc.	651
169	Southwest Airlines Co.	5,281
45	Stanley Black & Decker, Inc.	4,959
17	Teledyne Technologies, Inc.*	5,536
35	Toro Co.	2,233
9	Trane Technologies PLC	787
53	TransUnion	4,176
6	Union Pacific Corp.	959
28	United Rentals, Inc.*	3,598
27	W.W. Grainger, Inc.	7,441
17	WABCO Holdings, Inc.*	2,284
63	Xylem, Inc.	4,530
		218,579

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2020
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 37.2%‡
136	Accenture PLC - Class A	$25,186
86	Adobe, Inc.*	30,413
207	Advanced Micro Devices, Inc.*	10,845
80	Akamai Technologies, Inc.*	7,817
39	ANSYS, Inc.*	10,211
917	Apple, Inc.	269,415
196	Applied Materials, Inc.	9,737
29	Arista Networks, Inc.*	6,360
99	Autodesk, Inc.*	18,526
4	Automatic Data Processing, Inc.	587
63	Booz Allen Hamilton Holding Corp.	4,627
4	Broadcom, Inc.	1,086
39	Broadridge Financial Solutions, Inc.	4,524
138	Cadence Design Systems, Inc.*	11,196
401	Cisco Systems, Inc.	16,994
63	Citrix Systems, Inc.	9,136
59	Cognex Corp.	3,259
211	Cognizant Technology Solutions Corp. - Class A	12,242
18	Coupa Software, Inc.*	3,170
70	Crowdstrike Holdings, Inc. - Class A*	4,736
61	DocuSign, Inc.*	6,390
117	Dropbox, Inc. - Class A*	2,459
25	EPAM Systems, Inc.*	5,522
19	F5 Networks, Inc.*	2,646
13	Fair Isaac Corp.*	4,588
83	Fortinet, Inc.*	8,942
30	Gartner, Inc.*	3,564
49	GoDaddy, Inc.*	3,402
23	Guidewire Software, Inc.*	2,089
410	Hewlett Packard Enterprise Co.	4,125
539	HP, Inc.	8,360
405	Intel Corp.	24,292
52	International Business Machines Corp.	6,529
129	Intuit, Inc.	34,806
27	Jack Henry & Associates, Inc.	4,416
91	Keysight Technologies, Inc.*	8,806
76	KLA Corp.	12,471
29	Lam Research Corp.	7,403
15	Leidos Holdings, Inc.	1,482
53	Logitech International S.A.	2,559
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
179	Mastercard, Inc. - Class A	$49,220
104	Maxim Integrated Products, Inc.	5,718
40	Micron Technology, Inc.*	1,916
1,478	Microsoft Corp.	264,872
16	MongoDB, Inc.*	2,594
12	Monolithic Power Systems, Inc.	2,399
64	Motorola Solutions, Inc.	9,204
83	NetApp, Inc.	3,633
103	NVIDIA Corp.	30,105
42	Okta, Inc.*	6,355
39	ON Semiconductor Corp.*	626
90	Open Text Corp.	3,416
327	Oracle Corp.	17,321
34	Palo Alto Networks, Inc.*	6,681
138	Paychex, Inc.	9,456
20	Paycom Software, Inc.*	5,220
11	PayPal Holdings, Inc.*	1,353
32	PTC, Inc.*	2,216
49	Qorvo, Inc.*	4,803
233	QUALCOMM, Inc.	18,330
39	RingCentral, Inc. - Class A*	8,913
52	salesforce.com, Inc.*	8,421
98	Seagate Technology PLC	4,895
32	ServiceNow, Inc.*	11,249
23	Shopify, Inc. - Class A*	14,543
83	Skyworks Solutions, Inc.	8,622
53	Splunk, Inc.*	7,439
147	Square, Inc. - Class A*	9,576
69	Synopsys, Inc.*	10,841
12	TE Connectivity Ltd.	882
82	Teradyne, Inc.	5,128
199	Texas Instruments, Inc.	23,098
15	Trade Desk, Inc. - Class A*	4,389
87	Trimble, Inc.*	3,013
18	Tyler Technologies, Inc.*	5,772
31	Ubiquiti, Inc.	5,023
58	VeriSign, Inc.*	12,150
20	Visa, Inc. - Class A	3,574
25	VMware, Inc. - Class A*	3,288
178	Western Union Co.	3,394
79	Workday, Inc. - Class A*	12,158

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2020
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
94	Xilinx, Inc.	$8,216
26	Zebra Technologies Corp. - Class A*	5,971
32	Zendesk, Inc.*	2,460
16	Zoom Video Communications, Inc. - Class A*	2,163
36	Zscaler, Inc.*	2,415
		1,247,949
	MATERIALS — 1.5%
10	Agnico Eagle Mines Ltd.	587
2	Air Products and Chemicals, Inc.	451
32	Avery Dennison Corp.	3,533
73	Barrick Gold Corp.	1,878
34	Celanese Corp.	2,824
20	Ecolab, Inc.	3,870
38	FMC Corp.	3,492
91	Kirkland Lake Gold Ltd.	3,769
5	Linde PLC	920
12	LyondellBasell Industries N.V. - Class A	695
7	Martin Marietta Materials, Inc.	1,332
11	Nucor Corp.	453
36	Packaging Corp. of America	3,479
91	PPG Industries, Inc.	8,266
60	RPM International, Inc.	3,985
16	Sherwin-Williams Co.	8,582
28	Southern Copper Corp.	908
		49,024
	REAL ESTATE — 0.1%
2	Digital Realty Trust, Inc. - REIT	299
1	Equinix, Inc. - REIT	675
81	Iron Mountain, Inc. - REIT	1,959
6	Prologis, Inc. - REIT	535
		3,468
	UTILITIES — 0.4%
24	Brookfield Renewable Partners LP	1,125
8	Dominion Energy, Inc.	617
54	NextEra Energy, Inc.	12,481
		14,223
	TOTAL COMMON STOCKS (Cost $3,079,852)	3,341,924
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.3%
10,194	Invesco Government & Agency Portfolio Institutional Class, 0.20%#	$10,194
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,194)	10,194
	TOTAL INVESTMENTS — 99.9% (Cost $3,090,046)	3,352,118
	Other Assets in Excess of Liabilities — 0.1%	1,954
	TOTAL NET ASSETS — 100.0%	$3,354,072

*    Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	April 30, 2020
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	37.2%
Consumer Discretionary	17.1%
Health Care	13.2%
Consumer Staples	10.6%
Communication Services	9.3%
Industrials	6.5%
Financials	2.7%
Materials	1.5%
Energy	1.0%
Utilities	0.4%
Real Estate	0.1%
Total Common Stocks	99.6%
Short-Term Investments	0.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	April 30, 2020
Number of Shares		Value
COMMON STOCKS — 98.6%
	COMMUNICATION SERVICES — 10.6%
973	Facebook, Inc. - Class A*	$199,183
518	Match Group, Inc.*	39,865
283	Roku, Inc.*	34,308
		273,356
	CONSUMER DISCRETIONARY — 9.9%
34	AutoZone, Inc.*	34,691
29	Booking Holdings, Inc.*	42,937
446	Home Depot, Inc.	98,044
365	Ross Stores, Inc.	33,346
422	Target Corp.	46,310
		255,328
	CONSUMER STAPLES — 15.1%
185	Casey’s General Stores, Inc.	28,011
667	Colgate-Palmolive Co.	46,870
229	Costco Wholesale Corp.	69,387
258	Estee Lauder Cos., Inc. - Class A	45,511
258	Hershey Co.	34,167
573	Sysco Corp.	32,243
1,086	Walmart, Inc.	132,003
		388,192
	HEALTH CARE — 17.3%
708	ACADIA Pharmaceuticals, Inc.*	34,203
130	DexCom, Inc.*	43,576
199	Edwards Lifesciences Corp.*	43,283
136	IDEXX Laboratories, Inc.*	37,754
167	Insulet Corp.*	33,353
190	Masimo Corp.*	40,643
47	Mettler-Toledo International, Inc.*	33,837
418	Novocure Ltd.*	27,504
181	Penumbra, Inc.*	32,095
220	ResMed, Inc.	34,170
299	Seattle Genetics, Inc.*	41,032
350	Zoetis, Inc.	45,259
		446,709
	INDUSTRIALS — 9.5%
274	Allegion plc	27,548
136	Cintas Corp.	30,169
995	Fastenal Co.	36,039
294	Generac Holdings, Inc.*	28,647
596	Robert Half International, Inc.	28,173
94	Teledyne Technologies, Inc.*	30,613
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
314	Trex Co., Inc.*	$29,899
118	W.W. Grainger, Inc.	32,519
		243,607
	INFORMATION TECHNOLOGY — 36.2%‡
723	Apple, Inc.	212,417
754	Applied Materials, Inc.	37,459
438	Booz Allen Hamilton Holding Corp.	32,167
510	Cadence Design Systems, Inc.*	41,376
208	Coupa Software, Inc.*	36,627
614	Enphase Energy, Inc.*	28,754
182	Intuit, Inc.	49,105
1,220	Microsoft Corp.	218,636
282	NVIDIA Corp.	82,423
257	Okta, Inc.*	38,884
694	QUALCOMM, Inc.	54,597
242	SolarEdge Technologies, Inc.*	27,005
531	Teradyne, Inc.	33,209
183	VeriSign, Inc.*	38,337
		930,996
	TOTAL COMMON STOCKS (Cost $2,561,913)	2,538,188

SHORT-TERM INVESTMENTS — 1.8%
46,812	Invesco Government & Agency Portfolio Institutional Class, 0.20%#	46,812
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,812)	46,812
	TOTAL INVESTMENTS — 100.4% (Cost $2,608,725)	2,585,000
	Other Liabilities in Excess of Assets — (0.4)%	(9,873)
	TOTAL NET ASSETS — 100.0%	$2,575,127

*    Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	April 30, 2020
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	36.2%
Health Care	17.3%
Consumer Staples	15.1%
Communication Services	10.6%
Consumer Discretionary	9.9%
Industrials	9.5%
Total Common Stocks	98.6%
Short-Term Investments	1.8%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	April 30, 2020
Number of Shares		Value
COMMON STOCKS — 99.6%
	COMMUNICATION SERVICES — 9.1%
3,537	AT&T, Inc.	$107,772
506	BCE, Inc.	20,463
287	News Corp. - Class A	2,844
2,016	Verizon Communications, Inc.	115,819
280	ViacomCBS, Inc. - Class A	5,497
		252,395
	CONSUMER DISCRETIONARY — 10.9%
34	Advance Auto Parts, Inc.	4,111
125	Best Buy Co., Inc.	9,591
388	eBay, Inc.	15,454
71	Genuine Parts Co.	5,629
67	Hasbro, Inc.	4,838
525	Home Depot, Inc.	115,411
372	Lowe’s Cos., Inc.	38,967
245	MGM Resorts International	4,123
206	Newell Brands, Inc.	2,859
20	Pool Corp.	4,233
36	Ralph Lauren Corp.	2,656
102	Royal Caribbean Cruises Ltd.	4,771
246	Target Corp.	26,996
59	Tiffany & Co.	7,464
587	TJX Cos., Inc.	28,792
58	Tractor Supply Co.	5,883
192	VF Corp.	11,155
46	Wayfair, Inc. - Class A*	5,706
31	Whirlpool Corp.	3,464
		302,103
	CONSUMER STAPLES — 21.5%
906	Altria Group, Inc.	35,560
61	Clorox Co.	11,373
417	Colgate-Palmolive Co.	29,303
215	Costco Wholesale Corp.	65,145
175	Estee Lauder Cos., Inc. - Class A	30,870
295	General Mills, Inc.	17,668
102	Hershey Co.	13,508
167	Kellogg Co.	10,938
166	Kimberly-Clark Corp.	22,988
384	Kroger Co.	12,138
678	PepsiCo, Inc.	89,693
759	Philip Morris International, Inc.	56,621
248	Sysco Corp.	13,955
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
433	Walgreens Boots Alliance, Inc.	$18,745
1,381	Walmart, Inc.	167,860
		596,365
	ENERGY — 5.7%
317	Baker Hughes Co.	4,422
663	Canadian Natural Resources Ltd.	11,112
1,067	Enterprise Products Partners LP	18,737
2,064	Exxon Mobil Corp.	95,914
111	Magellan Midstream Partners LP	4,565
675	Schlumberger Ltd.	11,354
200	Valero Energy Corp.	12,670
		158,774
	FINANCIALS — 3.5%
11	Ares Capital Corp.	141
18	FactSet Research Systems, Inc.	4,950
285	Progressive Corp.	22,030
174	State Street Corp.	10,969
2,016	Wells Fargo & Co.	58,565
		96,655
	HEALTH CARE — 26.1%‡
721	AbbVie, Inc.	59,266
288	Amgen, Inc.	68,896
152	Cerner Corp.	10,547
8	Chemed Corp.	3,333
635	CVS Health Corp.	39,084
442	Eli Lilly and Co.	68,351
617	Gilead Sciences, Inc.	51,828
33	Hill-Rom Holdings, Inc.	3,712
64	Humana, Inc.	24,437
1,283	Johnson & Johnson	192,501
1,238	Merck & Co., Inc.	98,223
2,698	Pfizer, Inc.	103,495
		723,673
	INDUSTRIALS — 4.8%
280	3M Co.	42,538
66	C.H. Robinson Worldwide, Inc.	4,679
73	Cummins, Inc.	11,935
298	Emerson Electric Co.	16,995
280	Fastenal Co.	10,142
82	Graco, Inc.	3,662
169	PACCAR, Inc.	11,700

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2020
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
160	Rollins, Inc.	$6,400
27	Snap-on, Inc.	3,518
52	Toro Co.	3,318
26	TransDigm Group, Inc.	9,440
26	W.W. Grainger, Inc.	7,165
		131,492
	INFORMATION TECHNOLOGY — 16.7%
136	Cadence Design Systems, Inc.*	11,034
2,068	Cisco Systems, Inc.	87,642
63	Citrix Systems, Inc.	9,135
372	Corning, Inc.	8,188
630	Hewlett Packard Enterprise Co.	6,338
2,092	Intel Corp.	125,478
432	International Business Machines Corp.	54,242
127	Intuit, Inc.	34,266
164	Juniper Networks, Inc.	3,542
82	Logitech International SA	3,959
132	Maxim Integrated Products, Inc.	7,257
108	NetApp, Inc.	4,727
299	NortonLifeLock, Inc.	6,360
127	Seagate Technology PLC	6,344
454	Texas Instruments, Inc.	52,696
32	Ubiquiti, Inc.	5,185
204	VMware, Inc. - Class A*	26,830
146	Western Digital Corp.	6,728
204	Western Union Co.	3,890
		463,841
	MATERIALS — 1.3%
66	Eastman Chemical Co.	3,993
191	International Paper Co.	6,542
163	LyondellBasell Industries NV - Class A	9,446
46	Packaging Corp. of America	4,446
33	Reliance Steel & Aluminum Co.	2,956
63	RPM International, Inc.	4,184
126	Westrock Co.	4,056
		35,623
	TOTAL COMMON STOCKS (Cost $2,658,444)	2,760,921
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.3%
8,241	Invesco Government & Agency Portfolio Institutional Class, 0.20%#	$8,241
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,241)	8,241
	TOTAL INVESTMENTS — 99.9% (Cost $2,666,685)	2,769,162
	Other Assets in Excess of Liabilities — 0.1%	3,653
	TOTAL NET ASSETS — 100.0%	$2,772,815

*    Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SUMMARY OF INVESTMENTS	April 30, 2020
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.1%
Consumer Staples	21.5%
Information Technology	16.7%
Consumer Discretionary	10.9%
Communication Services	9.1%
Energy	5.7%
Industrials	4.8%
Financials	3.5%
Materials	1.3%
Total Common Stocks	99.6%
Short-Term Investments	0.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2020
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S High Dividend ETF
Assets:
Investments, at value (Cost $3,090,046, $2,608,725 and $2,666,685, respectively)	$3,352,118	$2,585,000	$2,769,162
Investment securities sold receivable	2,250	634,720	—
Dividends and interest receivable	1,636	1,043	5,297
Total Assets	3,356,004	3,220,763	2,774,459

Liabilities:
Payable for capital shares redeemed	—	643,775	—
Advisory fee payable	1,932	1,861	1,644
Total Liabilities	1,932	645,636	1,644

Net Assets	$3,354,072	$2,575,127	$2,772,815

Net Assets Consist of:
Paid-in Capital	$3,079,513	$2,443,604	$3,082,392
Total distrubtable earnings (loss)	274,559	131,523	(309,577)
Net Assets	$3,354,072	$2,575,127	$2,772,815

Net Assets	$3,354,072	$2,575,127	$2,772,815
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	125,001	100,001	125,000
Net Asset Value, Offering and Redemption Price Per Share	$26.83	$25.75	$22.18

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S High Dividend ETF
	For the Period Ended May 20, 2019(1) through April 30, 2020	For the Period Ended May 20, 2019(1) through April 30, 2020	For the Period Ended February 26, 2020(1) through April 30, 2020
Investment Income:
Dividend income (net of foreign withholding tax of $223, $215 and $99, respectively)	$40,518	$31,204	$14,726
Interest	158	100	15
Total Investment Income	40,676	31,304	14,741

Expenses:
Advisory fees	23,377	22,791	3,442
Total Expenses	23,377	22,791	3,442

Net Investment Income (Loss)	17,299	8,513	11,299

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	133,145	329,287	(423,353)
Change in unrealized appreciation/(depreciation) on investments	262,072	(23,725)	102,477
Net Realized and Unrealized Gain (Loss) on Investments	395,217	305,562	(320,876)

Net Increase (Decrease) in Net Assets Resulting From Operations	$412,516	$314,075	$(309,577)

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2020
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S High Dividend ETF
	For the Period Ended May 20, 2019(1) through April 30, 2020	For the Period Ended May 20, 2019(1) through April 30, 2020	For the Period Ended February 26, 2020(1) through April 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$17,299	$8,513	$11,299
Net realized gain (loss) on investments	133,145	329,287	(423,353)
Net change in unrealized appreciation/(depreciation) on investments	262,072	(23,725)	102,477
Net Increase (Decrease) in Net Assets Resulting from Operations	412,516	314,075	(309,577)

Distributions to Shareholders:	(137,957)	(178,709)	—

Capital Transactions:
Proceeds from shares issued	3,079,488	3,083,511	3,082,392
Cost of shares redeemed	—	(643,775)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,079,488	2,439,736	3,082,392

Total Increase (Decrease) in Net Assets	3,354,047	2,575,102	2,772,815

Net Assets:
Beginning of period (initial seed amount)	25 (2)	25 (2)	—
End of period	$3,354,072	$2,575,127	$2,772,815

Share Transactions:
Issued	125,000	125,000	125,000
Redeemed	—	(25,000)	—
Net Increase (Decrease) in Share Transactions	125,000	100,000	125,000

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gain from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(6)
QRAFT AI-Enhanced U.S. Large Cap ETF
For the Period Ended May 20, 2019(7) through April 30, 2020	$24.73	$0.14	$3.07	$3.21	$(0.12)	$(0.99)	$(1.11)	$26.83	12.84%	12.96%	0.75%	0.56%	$3,354	219%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
For the Period Ended May 20, 2019(7) through April 30, 2020	$24.70	$0.07	$2.41	$2.48	$(0.04)	$(1.39)	$(1.43)	$25.75	9.99%	10.16%	0.75%	0.28%	$2,575	275%
QRAFT AI-Enhanced U.S. High Dividend ETF
For the Period Ended February 26, 2020(7) through April 30, 2020	$24.79	$0.09	$(2.70)	$(2.61)	$—	$—	$—	$22.18	(10.53)%	(10.29)%	0.75%	2.46%	$2,773	45%

(1)   Per share numbers have been calculated using the average shares method.

(2)   Not annualized for periods less than one year.

(3)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)   Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)   Annualized for periods less than one year.

(6)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)   Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2020

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the QRAFT AI-Enhanced U.S. Large Cap ETF (the “AI-Enhanced U.S. Large Cap ETF”), the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “AI-Enhanced U.S. Large Cap Momentum ETF”) and the QRAFT AI-Enhanced U.S. High Dividend ETF (the “AI-Enhanced U.S. High Dividend ETF”) (each, a “Fund” and collectively, the “Funds”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The AI-Enhanced U.S. Large Cap ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. High Dividend ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in dividend paying securities of U.S.-listed companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on February 26, 2020.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020

a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2020 for each Fund based upon the three levels defined above:

AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,341,924	$—	$—	$3,341,924
Short-Term Investments	10,194	—	—	10,194
Total	$3,352,118	$—	$—	$3,352,118
AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,538,188	$—	$—	$2,538,188
Short-Term Investments	46,812	—	—	46,812
Total	$2,585,000	$—	$—	$2,585,000

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020
AI-Enhanced U.S. High Dividend ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,760,921	$—	$—	$2,760,921
Short-Term Investments	8,241	—	—	8,241
Total	$2,769,162	$—	$—	$2,769,162

*    The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020

policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2020, each Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, providing an investment program for the Fund, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of each Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2020 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. Large Cap ETF	$7,032,887	$7,153,896
AI-Enhanced U.S. Large Cap Momentum ETF	8,500,275	8,709,902
AI-Enhanced U.S. High Dividend ETF	1,150,840	1,133,870

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended April 30, 2020 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
AI-Enhanced U.S. Large Cap ETF	$3,070,666	$—	$—
AI-Enhanced U.S. Large Cap Momentum ETF	3,077,474	634,719	4,088
AI-Enhanced U.S. High Dividend ETF	3,065,470	—	—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020

A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. High Dividend ETF are $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. High Dividend ETF are $1,750, $250 and $500 respectively, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Depositary Receipt Risk (QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only): ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Each Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for each Fund. Each Fund’s principal investment strategies are dependent upon the use of Qraft’s proprietary artificial intelligence security selection process and, as a result, the Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of each Fund cannot be guaranteed and the Adviser’s management of each Fund may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk: A new or smaller Fund is subject to the risk that its performance may not represent how each Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that each Fund will achieve an economically viable size, in which case it could ultimately liquidate. Each Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of each Fund will receive an amount equal to each Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of each Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during each Fund’s liquidation all or a portion of each Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Portfolio Turnover Risk: Each Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2020

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk (QRAFT AI-Enhanced U.S. High Dividend ETF only): Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of health care through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Information Technology Sector Risk (QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only): Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of each Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended April 30, 2020, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
AI-Enhanced U.S. Large Cap ETF	$—	$—
AI-Enhanced U.S. Large Cap Momentum ETF	3,843	(3,843)
AI-Enhanced U.S. High Dividend ETF	—	—

The tax character of the distributions paid during the tax year ended April 30, 2020 as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
AI-Enhanced U.S. Large Cap ETF	$137,957	$—	$137,957
AI-Enhanced U.S. Large Cap Momentum ETF	178,709	—	178,709
AI-Enhanced U.S. High Dividend ETF	—	—	—

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2020

As of the tax year ended April 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
AI-Enhanced U.S. Large Cap ETF	$62,544	$15	$—	$212,000	$274,559
AI-Enhanced U.S. Large Cap Momentum ETF	155,248	—	—	(23,725)	131,523
AI-Enhanced U.S. High Dividend ETF	11,299	—	(371,221)	50,345	(309,577)

At April 30, 2020, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI-Enhanced U.S. Large Cap ETF	$3,140,118	$363,983	$(151,983)	$212,000
AI-Enhanced U.S. Large Cap Momentum ETF	2,608,725	98,293	(122,018)	(23,725)
AI-Enhanced U.S. High Dividend ETF	2,718,817	197,853	(147,508)	50,345

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2020, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
AI-Enhanced U.S. Large Cap ETF	$—	$—
AI-Enhanced U.S. Large Cap Momentum ETF	—	—
AI-Enhanced U.S. High Dividend ETF	371,221	—

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2020

To the Shareholders of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap

Momentum ETF and QRAFT AI-Enhanced U.S. High Dividend ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and QRAFT AI-Enhanced U.S. High Dividend ETF (the “Funds”), each a series of Exchange Listed Funds Trust, as of April 30, 2020, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the period from May 20, 2019 (commencement of operations) through April 30, 2020.
QRAFT U.S. High Dividend ETF	For the period from February 25, 2019 (commencement of operations) through April 30, 2020.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

June 25, 2020

Exchange Listed Funds Trust DISCLOSURE OF FUND EXPENSES	April 30, 2020 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – not each Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	11/1/19	4/30/20		11/1/19 – 4/30/20
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,037.70	0.75%	$3.80
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,035.00	0.75%	3.79
	2/26/20(a)	4/30/20		2/26/20(a) – 4/30/20
AI-Enhanced U.S. High Dividend ETF	$1,000.00	$ 894.70	0.75%	$1.26
Hypothetical (5% annual return before expenses)**	11/1/19	4/30/20		11/1/19 – 4/30/20
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,021.13	0.75%	$3.77
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,021.13	0.75%	3.77
AI-Enhanced U.S. High Dividend ETF	1,000.00	1,021.13	0.75%	3.77

(a)  Commencement of operations.

*    Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182, 182 and 65 respectively, for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. High Dividend ETF divided by 366 (to reflect the since inception period).

**  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT	April 30, 2020 (Unaudited)

At a meeting held on February 25, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreement (the “Agreement”):

•   An Advisory Agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the QRAFT AI-Enhanced U.S. High Dividend ETF (the “Fund”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser, and at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser’s advisory fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the Fund’s proposed fees. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreement under the 1940 Act, considered the Adviser’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the factors listed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided to the Fund, the Board considered the proposed investment strategies for the Fund and ETC’s experience and expertise with respect to such strategies. The Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that, as the investment adviser to the Fund, ETC would be responsible for developing, implementing, and maintaining the Fund’s investment program. The Board further noted that ETC’s responsibilities also would include, among other things, monitoring compliance with various fund policies and procedures and with applicable securities regulations; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of fund shares; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition.

The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	April 30, 2020 (Unaudited)

the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC.

Performance. Because the Fund is new and had not commenced operations, the Board noted that there was no historical performance to consider.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to the Fund under the Advisory Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was within the range of advisory fees paid by the peer funds. The Board noted that the proposed fee was consistent with the fees of ETFs employing AI strategies and that the fees were consistent with and within an acceptable range of fees received by ETC for its service as adviser to other funds. The Board took into consideration that the Fund’s advisory fee is structured as a “unified fee,” meaning that the Fund would pay no expenses, other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded for the Fund that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board also considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as the assets of the Fund grow. The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared if and when the Fund experiences significant growth.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2020

TAX INFORMATION UNAUDITED

Qualified Dividend Income

For the year ended April 30, 2020, 17.39% and 7.64%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the AI-Enhanced U.S Large Cap ETF and AI-Enhanced U.S Large Cap Momentum ETF are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended April 30, 2020, 16.77% and 8.52%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the AI-Enhanced U.S Large Cap ETF and AI-Enhanced U.S Large Cap Momentum ETF qualify for the dividends received deduction available to corporate shareholders.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of each Fund and each Fund’s NAV can be found on the Funds’ website at www.qraftaietf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2020

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free 855-973-7880 or at www.qraftaietf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011-2016).	9	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice — (2000-2014).	23

Independent Trustee, Exchange Traded Concepts Trust (14 portfolios) — Trustee; Audit Committee Chair, Perth Mint Physical Gold ETF (since 2018); Edward Jones Money Market Fund (since 2017); Independent Trustee, Source ETF Trust (2014-2015).

David M. Mahle (1943)	Trustee	Since 2012	Consultant, Jones Day (2012-2015); Of Counsel, Jones Day (2008-2011); Partner, Jones Day (1988-2008);	23	Independent Trustee, Exchange Traded Concepts Trust (14 portfolios) (since 2012); Independent Trustee, Source ETF Trust (2014-2015).
Linda Petrone(3) (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors — (since 2012).	23	Independent Trustee, Exchange Traded Concepts Trust (14 portfolios) (since 2019).

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, reaches mandatory retirement age (unless service is extended), is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The Fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Ms. Petrone was appointed as an Independent Trustee effective October 17, 2019.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2020

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker, Jr. is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, the address of Christopher W. Roleke is Foreside Management Services, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, and the address of Patrick Keniston is Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); Chief Executive Officer and Secretary (2009-2011), President (since 2011), Exchange Traded Concepts Trust; and President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011-2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (since 2011).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Patrick Keniston (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC (since 2008).

(1)  Each Officer serves at the pleasure of the Board of Trustees.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to each Fund’s Statement of Additional Information, which is available without charge by visiting each Fund’s website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling collect (844) 428-3525.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (844) 428-3525 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2020
$40,500

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2020
$-

(c) Tax Fees:

2020
$9,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2020
$-

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2020
$-

(f) Not applicable.

(g)

2020
$9,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Linda Petrone.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 25, 2020

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 25, 2020